Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net earnings	$ 5,403	$ 4,006	$ 2,057
Unrealized gains (losses) on investment securities available-for-sale:
Unrealized gains (losses) arising during the period, net of tax of $287, ($635) and $119, respectively	533	(1,180)	222
Reclassification adjustment for losses (gains) included in net earnings, net of tax of $12 and ($17) in 2014 and 2013, respectively	21	(30)
Other comprehensive income (loss)	554	(1,210)	222
Comprehensive income	$ 5,957	$ 2,796	$ 2,279